Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - CAD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid expenses		$ 6,431	$ 5,942
Inventory	[1]	16,982	5,224
Deferred charges	[2]	264	278
Other		17,387	8,301
Prepaid expenses and other current assets		$ 41,064	$ 19,745

[1]	As at December 31, 2021, inventory consisted of $ 15.4 million of work in progress (December 31, 2020 — $4.1 million) and $1.6 million of other inventory (December 31, 2020 — $1.2 million).
[2]	Deferred charges included deferred financing charges relating to the Revolving Credit Facility.